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                                October 18, 2011


Kieran G. Brown
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549


     Re:           Advisors Disciplined Trust 459 (the "Fund")
                       (File No. 333-173408) (CIK 1472904)

Ladies/Gentlemen:

     Transmitted herewith on behalf of Advisors Asset Management, Inc. (the "Sponsor") sponsor, depositor and principal underwriter of the Fund, is Amendment No. 7 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the "Act") of units representing the ownership of interests in the Fund. The Fund consists of one unit investment trust, Multi Enhanced Return Investment Trust, High 50SM October 2011 Series (the "Trust"). The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the "Commission") on April 8, 2011. We received comments from the staff of the Commission in a letter from Kieran G. Brown on May 3, 2011 and filed Amendment No. 1 to the Registration Statement in response to such comments on May 24, 2011. In a subsequent telephone conversation between Kieran G. Brown and Matthew T. Wirig on June 14, 2011, the staff requested that we make certain other changes and we filed Amendment No. 2 to the Registration Statement in response to such comments on June 16, 2011. On July 29, 2011 we filed Amendment No. 3 to the Registration Statement reflecting certain other changes to the trust. In a subsequent telephone conversation between Kieran G. Brown and Matthew T. Wirig on August 29, 2011, the staff requested that we make certain other changes and we filed Amendment No. 4 to the Registration Statement in response to such comments on September 2, 2011. In a subsequent telephone conversation between Kieran G. Brown and Matthew T. Wirig on September 14, 2011, the staff requested that we make certain other changes and we filed Amendment No. 5 in response to such comments on September 16, 2011. On September 19, 2011 we filed Amendment No. 6 to the Registration Statement reflecting certain other changes to the trust.

     The staff of the Commission requested that the registrant represent in writing that it will not use the staff's comment process as a defense in any securities related litigation against it (i.e., a "Tandy" letter). These representations have been made under separate cover included in the Registration Statement.

     In addition to Amendment No. 7 and the exhibits listed therein as being filed therewith, a memorandum reflecting changes from materials previously submitted is also submitted herewith. Additional changes in the Prospectus represent changes made to reflect certain corrections and minor alterations, the completion of various statements with information based on the securities deposited into the Fund and the dates of record, distribution and evaluation, together with a list of the deposited securities which will comprise the portfolio of the Fund, the Statement of Financial Condition and the Report of Independent Registered Public Accounting Firm. An effort has been made not only to indicate the changes by blacklining but also to list them in the memorandum setting forth changes.





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                                                                 Kieran G. Brown
                                              Securities and Exchange Commission
                                                                October 18, 2011
                                                                          Page 2

     The Trust Agreement was entered into today and Securities (as defined in the Trust Agreement) have been deposited with the trustee. In connection therewith, the trustee has provided in the name of Advisors Asset Management, Inc., documentation for units of fractional undivided interest in the Fund, which documentation is being retained by the trustee for delivery after the effectiveness of the Registration Statement.

     We respectfully request that the Commission grant acceleration of the effectiveness of the Registration Statement so that the Registration Statement may become effective as early as practicable today.

     We have appreciated the courtesy and cooperation of the members of the staff of the Commission. If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834.

                                Very truly yours,




                                Chapman and Cutler LLP


















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